Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2011
Schedule of Property Plant and Equipment

	Cost	Accumulated Depreciation and Amortization	Net Book Value
	(in thousands)
2010:
Equipment under capital leases	$2,675	$2,367	$308
Computer equipment	3,034	1,395	1,639
Software licenses	794	678	116
Furniture and fixtures	545	235	310
Leasehold improvements	1,134	639	495

Total	$8,182	$5,314	$2,868

	Cost	Accumulated Depreciation and Amortization	Net Book Value
	(in thousands)
2011:
Equipment under capital leases	$2,675	$2,675	$0
Computer equipment	4,561	2,530	2,031
Software license	986	768	218
Furniture and fixtures	730	378	352
Leasehold improvements	2,011	891	1,120

Total	$10,963	$7,242	$3,721